THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
COMMON STOCKS (98.5%)
BASIC INDUSTRIES (4.4%)
CHEMICALS (2.6%)
Air Products and Chemicals, Inc..................       225,600   $  7,811,400
Rohm & Haas Co...................................       242,200      8,265,075
                                                                  ------------
                                                                    16,076,475
                                                                  ------------

FOREST PRODUCTS & PAPER (0.9%)
Smurfit-Stone Container Corp.+...................       414,700      5,883,556
                                                                  ------------

METALS & MINING (0.9%)
Alcoa, Inc.......................................        34,132      1,994,589
Allegheny Technologies, Inc......................       121,086      2,732,003
Phelps Dodge Corp................................        17,900        803,262
                                                                  ------------
                                                                     5,529,854
                                                                  ------------
  TOTAL BASIC INDUSTRIES.........................                   27,489,885
                                                                  ------------

CONSUMER GOODS & SERVICES (17.5%)
AUTOMOTIVE (1.4%)
Dana Corp........................................        73,000      1,884,312
Ford Motor Co....................................        72,600      3,525,637
Lear Corp.+......................................       138,400      3,243,750
                                                                  ------------
                                                                     8,653,699
                                                                  ------------

BROADCASTING & PUBLISHING (1.8%)
AT&T Corp. - Liberty Media Group, Class A+.......       112,600      4,989,587
Comcast Corp., Class A+..........................       103,100      3,904,912
MediaOne Group, Inc.+............................        41,000      2,739,312
                                                                  ------------
                                                                    11,633,811
                                                                  ------------

ENTERTAINMENT, LEISURE & MEDIA (4.1%)
America Online, Inc.+............................       173,100      9,174,300
News Corp. Ltd. (Spons. ADR)(i)..................       175,400      7,991,662
Seagram Company Ltd.(i)..........................        73,200      3,490,725
Time Warner, Inc.................................        62,300      4,917,806
                                                                  ------------
                                                                    25,574,493
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

FOOD, BEVERAGES & TOBACCO (2.9%)
Coca-Cola Co.....................................       104,400   $  5,572,350
Philip Morris Companies, Inc.....................       357,200      9,331,850
Quaker Oats Co...................................        47,400      3,486,862
                                                                  ------------
                                                                    18,391,062
                                                                  ------------

HOUSEHOLD PRODUCTS (1.2%)
Clorox Co........................................        58,300      2,310,137
Procter & Gamble Co..............................        79,660      5,297,390
                                                                  ------------
                                                                     7,607,527
                                                                  ------------

PERSONAL CARE (1.0%)
Estee Lauder Companies, Inc., Class A............        43,100      1,931,419
Gillette Co......................................       140,000      4,672,500
                                                                  ------------
                                                                     6,603,919
                                                                  ------------

RETAIL (5.1%)
Abercrombie & Fitch Co., Class A+................       177,500      1,741,719
Circuit City Stores-Circuit City Group...........        80,800      4,024,850
Gap, Inc.........................................        72,400      2,538,525
Home Depot, Inc..................................        61,700      3,011,731
Target Corp......................................        80,500      5,046,344
TJX Companies, Inc...............................       159,200      3,442,700
Wal-Mart Stores, Inc.............................       211,300     12,176,162
                                                                  ------------
                                                                    31,982,031
                                                                  ------------
  TOTAL CONSUMER GOODS & SERVICES................                  110,446,542
                                                                  ------------

ENERGY (6.6%)
GAS-PIPELINES (0.7%)
Dynegy, Inc., Class A............................        56,100      4,326,712
                                                                  ------------

OIL-PRODUCTION (5.4%)
Anadarko Petroleum Corp..........................        94,400      5,009,100
Baker Hughes, Inc................................       120,800      4,379,000
Chevron Corp.....................................        31,200      2,884,050
Exxon Mobil Corp.................................       263,248     21,931,849
                                                                  ------------
                                                                    34,203,999
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
OIL-SERVICES (0.5%)
Global Marine, Inc.+.............................       119,400   $  3,380,512
                                                                  ------------
  TOTAL ENERGY...................................                   41,911,223
                                                                  ------------
FINANCE (15.0%)
BANKING (5.5%)
Astoria Financial Corp...........................       107,730      2,935,642
Bank One Corp....................................       110,200      3,643,487
Citigroup, Inc...................................       105,600      6,567,000
First Union Corp.................................       147,900      5,204,231
KeyCorp..........................................       148,500      3,118,500
U.S. Bancorp.....................................       492,000     12,792,000
                                                                  ------------
                                                                    34,260,860
                                                                  ------------

FINANCIAL SERVICES (5.3%)
Capital One Financial Corp.......................       173,100      8,178,975
CIT Group, Inc., Class A.........................       139,700      2,558,256
E*TRADE Group, Inc.+.............................       417,900      6,503,569
Freddie Mac......................................       133,600      5,945,200
Goldman Sachs Group, Inc.........................       136,600     10,048,638
                                                                  ------------
                                                                    33,234,638
                                                                  ------------
INSURANCE (4.2%)
Ambac Financial Group, Inc.......................       193,500      9,747,563
American International Group, Inc................        30,700      3,455,669
CIGNA Corp.......................................        50,000      4,440,625
MetLife, Inc.+...................................       218,400      4,477,200
XL Capital Ltd., Class A(i)......................        70,500      4,194,750
                                                                  ------------
                                                                    26,315,807
                                                                  ------------
  TOTAL FINANCE..................................                   93,811,305
                                                                  ------------

HEALTH CARE (9.7%)
MEDICAL SUPPLIES (0.5%)
PE Corp. - PE Biosystems Group...................        53,300      2,958,150
                                                                  ------------

PHARMACEUTICALS (9.2%)
ALZA Corp.+......................................       221,300     11,244,806
American Home Products Corp......................        68,900      3,711,988
Bristol-Myers Squibb Co..........................       116,300      6,403,769
Eli Lilly & Co...................................       118,500      9,020,813
Merck & Co., Inc.................................        44,400      3,313,350
Pharmacia Corp...................................       224,475     11,658,670
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
PHARMACEUTICALS (CONTINUED)

Schering-Plough Corp.............................       133,300   $  6,448,388
Warner-Lambert Co................................        46,800      5,715,450
                                                                  ------------
                                                                    57,517,234
                                                                  ------------
  TOTAL HEALTH CARE..............................                   60,475,384
                                                                  ------------

INDUSTRIAL PRODUCTS & SERVICES (9.4%)
COMMERCIAL SERVICES (0.4%)
Cendant Corp.+...................................       204,100      2,704,325
                                                                  ------------

DIVERSIFIED MANUFACTURING (8.5%)
Cooper Industries, Inc...........................        78,600      2,633,100
General Electric Co..............................       427,200     22,481,400
Honeywell International, Inc.....................       144,500      7,902,344
Tyco International Ltd.(i).......................       428,992     20,189,436
                                                                  ------------
                                                                    53,206,280
                                                                  ------------

POLLUTION CONTROL (0.5%)
Waste Management, Inc............................       153,457      3,126,686
                                                                  ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   59,037,291
                                                                  ------------

TECHNOLOGY (29.9%)
COMPUTER PERIPHERALS (2.4%)
EMC Corp.+.......................................        57,400      6,676,338
Quantum Corp.- DLT & Storage Systems+............       222,400      2,307,400
Seagate Technology, Inc.+........................       101,000      5,858,000
                                                                  ------------
                                                                    14,841,738
                                                                  ------------

COMPUTER SOFTWARE (6.5%)
Citrix Systems, Inc.+............................        73,600      3,873,200
Computer Associates International, Inc...........       151,900      7,822,850
Microsoft Corp.+.................................       313,000     19,582,063
Oracle Corp.+....................................        77,600      5,577,500
Parametric Technology Corp.+.....................       148,600      1,578,875
Siebel Systems, Inc.+............................        20,900      2,445,300
                                                                  ------------
                                                                    40,879,788
                                                                  ------------

COMPUTER SYSTEMS (5.6%)
Compaq Computer Corp.............................       198,200      5,202,750
Dell Computer Corp.+.............................       113,400      4,890,375
Hewlett-Packard Co...............................        48,600      5,838,075

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
COMPUTER SYSTEMS (CONTINUED)
International Business Machines Corp.............        31,800   $  3,412,538
Sun Microsystems, Inc.+..........................       205,300     15,731,113
                                                                  ------------
                                                                    35,074,851
                                                                  ------------
ELECTRONICS (4.2%)
Cisco Systems, Inc.+.............................       425,900     24,249,681
Micron Technology, Inc.+.........................        32,600      2,279,963
                                                                  ------------
                                                                    26,529,644
                                                                  ------------
SEMICONDUCTORS (5.2%)
Intel Corp.......................................       189,700     23,653,219
Texas Instruments, Inc...........................       127,000      9,175,750
                                                                  ------------
                                                                    32,828,969
                                                                  ------------

TELECOMMUNICATION SERVICES (2.8%)
Allegiance Telecom, Inc.+........................        24,500      1,295,438
Global Crossing Ltd.+(i).........................       140,500      3,521,281
Sprint Corp. (PCS Group)+........................        71,500      3,968,250
WorldCom, Inc.+..................................       234,750      8,832,469
                                                                  ------------
                                                                    17,617,438
                                                                  ------------

TELECOMMUNICATIONS-EQUIPMENT (3.2%)
Lucent Technologies, Inc.........................       102,400      5,875,200
Motorola, Inc....................................        67,900      6,365,625
Nortel Networks Corp.............................        71,000      3,856,188
QUALCOMM, Inc.+..................................        20,700      1,373,963
Tellabs, Inc.+...................................        41,800      2,714,388
                                                                  ------------
                                                                    20,185,364
                                                                  ------------
  TOTAL TECHNOLOGY...............................                  187,957,792
                                                                  ------------

TRANSPORTATION (0.7%)
RAILROADS (0.7%)
Union Pacific Corp...............................        97,800      4,138,163
                                                                  ------------

UTILITIES (5.3%)
ELECTRIC (0.8%)
Allegheny Energy, Inc............................        71,100      2,199,656
PG&E Corp........................................        99,000      2,567,813
                                                                  ------------
                                                                     4,767,469
                                                                  ------------

PIPELINES (0.5%)
Columbia Energy Group............................        48,550      3,140,578
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

TELEPHONE (4.0%)
AT&T Corp........................................       161,100   $  5,588,156
Bell Atlantic Corp...............................        45,600      2,411,100
GTE Corp.........................................        90,000      5,692,500
Level 3 Communications, Inc.+....................        53,900      4,113,244
SBC Communications, Inc..........................       172,300      7,527,356
                                                                  ------------
                                                                    25,332,356
                                                                  ------------
  TOTAL UTILITIES................................                   33,240,403
                                                                  ------------
  TOTAL COMMON STOCKS
   (COST $510,143,799)...........................                  618,507,988
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
Notes, 5.625% due 02/28/01(s)
  (cost $1,143,644)..............................  $  1,150,000      1,141,019
                                                                  ------------
SHORT-TERM INVESTMENTS (0.9%)
OTHER INVESTMENT COMPANIES (0.9%)
J.P. Morgan Institutional Prime Money Market
  Fund*
  (cost $5,750,959)..............................  $  5,750,959      5,750,959
                                                                  ------------
TOTAL INVESTMENTS
  (COST $517,038,402) (99.6%)...................................   625,399,966
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)....................
                                                                     2,819,417
                                                                  ------------
NET ASSETS (100.0%).............................................  $628,219,383
                                                                  ============

------------------------------
Note: Based on the cost of investments of $520,910,192 for federal income tax purposes at May 31, 2000 the aggregate gross unrealized appreciation and depreciation was $140,958,375 and $36,468,601, respectively, resulting in net unrealized appreciation of $104,489,774.

+  Non-income producing security.

(i) Foreign security.

(s) Security is partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts.

Spon. ADR - Sponsored American Depositary Receipt.

* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $517,038,402)           $625,399,966
Cash                                                  1,144,405
Receivable for Investments Sold                       4,349,045
Dividends Receivable                                    820,859
Interest Receivable                                      63,807
Variation Margin Receivable                               7,981
Receivable for Expense Reimbursement                      1,469
Prepaid Trustees' Fees                                    5,064
Prepaid Expenses and Other Assets                         3,391
                                                   ------------
    Total Assets                                    631,795,987
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,254,641
Advisory Fee Payable                                    214,636
Custody Fee Payable                                      65,141
Administrative Services Fee Payable                      13,082
Administration Fee Payable                                  891
Fund Services Fee Payable                                   544
Accrued Expenses                                         27,669
                                                   ------------
    Total Liabilities                                 3,576,604
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $628,219,383
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $22,818)                                                   $ 8,561,065
Interest Income                                                     865,011
                                                                -----------
    Investment Income                                             9,426,076
EXPENSES
Advisory Fee                                       $ 2,748,787
Custodian Fees and Expenses                            180,628
Administrative Services Fee                            172,419
Professional Fees and Expenses                          45,426
Fund Services Fee                                       12,016
Trustees' Fees and Expenses                              7,171
Administration Fee                                       6,803
Miscellaneous                                            9,587
                                                   -----------
    Total Expenses                                                3,182,837
                                                                -----------
NET INVESTMENT INCOME                                             6,243,239
NET REALIZED GAIN ON
  Investments                                       37,972,209
  Futures Contracts                                    166,859
                                                   -----------
    Net Realized Gain                                            38,139,068
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                      (24,714,604)
  Futures Contracts                                    (66,221)
                                                   -----------
    Net Change in Unrealized Depreciation                       (24,780,825)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $19,601,482
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                    MAY 31, 2000    MAY 31, 1999
                                                   --------------  --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   6,243,239   $   7,489,950
Net Realized Gain on Investments and Futures
  Contracts                                           38,139,068     124,444,147
Net Change in Unrealized Depreciation of
  Investments and Futures Contracts                  (24,780,825)    (20,064,046)
                                                   -------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                      19,601,482     111,870,051
                                                   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        207,425,150     137,233,705
Withdrawals                                         (318,237,694)   (356,977,035)
                                                   -------------   -------------
    Net Decrease from Investors' Transactions       (110,812,544)   (219,743,330)
                                                   -------------   -------------
    Total Decrease in Net Assets                     (91,211,062)   (107,873,279)
NET ASSETS
Beginning of Fiscal Year                             719,430,445     827,303,724
                                                   -------------   -------------
End of Fiscal Year                                 $ 628,219,383   $ 719,430,445
                                                   =============   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED MAY 31,
                                                   ---------------------------------
                                                   2000   1999   1998   1997   1996
                                                   -----  -----  -----  -----  -----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.46%  0.47%  0.47%  0.47%  0.46%
  Net Investment Income                            0.90%  1.03%  1.01%  1.44%  2.20%
Portfolio Turnover                                   89%    84%   106%    99%    85%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movement. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   e) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.40% of the portfolio's average daily net assets. For the fiscal year ended May 31, 2000, such fees amounted to $2,767,011.

      The fund may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the fiscal year ended May 31, 2000, J.P. Morgan has agreed to reimburse the fund $18,224 under this agreement. Interest income included in the Statement of Operations for the year ended May 31, 2000 includes $460,527 of interest income from investments in affiliated Money Market Funds.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 2000, the fee for these services amounted to $6,803.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which the Morgan acts as advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 2000, the fee for these services amounted to $172,419.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $12,016 for the fiscal year ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$601,219,097       $694,056,543

Futures transactions as of May 31, 2000 are summarized as follows:

                                                                   NET UNREALIZED    CURRENT MARKET
                                                   CONTRACTS LONG   APPRECIATION   VALUE OF CONTRACTS
                                                   --------------  --------------  ------------------
S&P 500, expiring June 2000......................        8            $7,981          $2,844,400
                                                   =============   =============   =================

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Equity Portfolio (the "portfolio") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 2000

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